Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (56,961)
Foreign currency translation adjustment	(37,069)	$ (11,191)	$ 6,237
Amount of gain (loss) recognized in AOCI on derivative:	(7,283)	26	(307)
Ending balance	(106,725)	(56,961)
Accumulated Translation Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(46,565)	(35,374)	(41,611)
Foreign currency translation adjustment	(37,069)	(11,191)	6,237
Reclassifications from AOCI to income, foreign currency translation	0	0	0
Ending balance	(83,634)	(46,565)	(35,374)
Accumulated Defined Benefit Plans Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(8,197)	(9,094)	(5,673)
Other comprehensive income (loss) before reclassifications, net pension and OPEB liability	(4,144)	85	(13,946)
Reclassifications from AOCI to income, net pension and OPEB liability	(1,268)	812	10,525
Ending balance	(13,609)	(8,197)	(9,094)
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(2,199)	(2,225)	(1,918)
Amount of gain (loss) recognized in AOCI on derivative:	(8,343)	(950)	(1,123)
Amount of loss reclassified from AOCI into income:	1,060	976	816
Ending balance	(9,482)	(2,199)	(2,225)
Accumulated Other Comprehensive Loss [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(56,961)	(46,693)	(49,202)
Other comprehensive income (loss) before reclassifications	(49,556)	(12,056)	(8,832)
Reclassifications from AOCI to income	(208)	1,788	11,341
Ending balance	$ (106,725)	$ (56,961)	$ (46,693)